Loans Held for Sale - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 1,393	$ 1,804